RiverNorth Capital Management, LLC
360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

February 2, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RiverNorth Funds, File Nos. 333-136185; 811-21934
Rule 497(j) Certifications

Dear Sir or Madam:

The undersigned officer of RiverNorth Funds (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.	The forms of the Prospectus and Statement of Additional Information for each series of the Trust that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 48 to Form N-1A filed by the Trust on January 28, 2026.

2.	The text of Post-Effective Amendment No. 48 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 28, 2026 (Accession No. 0001398344-26-001475).

RiverNorth Funds

By:	/s/ Patrick W. Galley
Patrick W. Galley
President